Prospectus Supplement

September 29, 2017

Morgan Stanley Institutional Fund, Inc.

Supplement dated September 29, 2017 to the Morgan Stanley Institutional Fund, Inc. Prospectuses dated May 1, 2017

Emerging Markets Leaders Portfolio

Emerging Markets Small Cap Portfolio

Frontier Markets Portfolio

The third paragraph under the section of the Prospectus entitled "Fund Summary—Emerging Markets Leaders Portfolio—Principal Investment Strategies" is hereby deleted and replaced with the following:

The investment process takes into account information about environmental, social and governance issues (also referred to as ESG) when making investment decisions. The Adviser and/or Sub-Adviser focus on engaging company management around corporate governance practices as well as what the Adviser and/or Sub-Adviser deem to be materially important environmental and/or social issues facing a company. The investment process excludes holdings in tobacco companies.

The following is hereby added as the third paragraph of the section of the Prospectus entitled "Fund Summary—Emerging Markets Small Cap Portfolio—Principal Investment Strategies":

The investment process takes into account information about environmental, social and governance issues (also referred to as ESG) when making investment decisions. The Adviser focuses on engaging company management around corporate governance practices as well as what the Adviser deems to be materially important environmental and/or social issues facing a company. The investment process excludes holdings in tobacco companies.

The following is hereby added as the third paragraph of the section of the Prospectus entitled "Fund Summary—Frontier Markets Portfolio—Principal Investment Strategies":

The investment process takes into account information about environmental, social and governance issues (also referred to as ESG) when making investment decisions. The Adviser focuses on engaging company management around corporate governance practices as well as what the Adviser deems to be materially important environmental and/or social issues facing a company. The investment process excludes holdings in tobacco companies.

The second paragraph under the section of the Prospectus entitled "Details of the Funds—Emerging Markets Leaders Portfolio—Process" is hereby deleted and replaced with the following:

The investment process takes into account information about environmental, social and governance issues (also referred to as ESG) when making investment decisions. The Adviser and/or Sub-Adviser focus on engaging company management around corporate governance practices as well as what the Adviser and/or Sub-Adviser deem to be materially important environmental and/or social issues facing a company. The investment process excludes holdings in tobacco companies.

The following is hereby added as the second paragraph of the section of the Prospectus entitled "Details of the Funds—Emerging Markets Small Cap Portfolio—Process":

The investment process takes into account information about environmental, social and governance issues (also referred to as ESG) when making investment decisions. The Adviser focuses on engaging company management around corporate governance practices as well as what the Adviser deems to be materially important environmental and/or social issues facing a company. The investment process excludes holdings in tobacco companies.

The following is hereby added as the second paragraph of the section of the Prospectus entitled "Details of the Funds—Frontier Markets Portfolio—Process":

The investment process takes into account information about environmental, social and governance issues (also referred to as ESG) when making investment decisions. The Adviser focuses on engaging company management around corporate governance practices as well as what the Adviser deems to be materially important environmental and/or social issues facing a company. The investment process excludes holdings in tobacco companies.

Please retain this supplement for future reference.

  MSIFSPT-0917